Business Combinations - Schedule of Shares Issued (Details)				1 Months Ended	12 Months Ended
	Jul. 22, 2020 shares	Jun. 03, 2020 shares	Jun. 02, 2020 shares	Nov. 30, 2018 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		360,904,478	151,831,441		391,041,347	270,826,092	393,745,157	384,083,110	360,910,639
Stock repurchased during the period (in shares)		(72,272,942)		(983,699)
Shares issued in PIPE (in shares)	22,877,806					5,132,291
Business Combination and PIPE financing (in shares)		72,272,942			72,272,942
Legacy Nikola shares (in shares)		288,631,536
Conversion of stock, conversion ratio		1.901
Private Placement
Business Acquisition [Line Items]
Shares issued in PIPE (in shares)		52,500,000
Common Shareholders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		22,983,872
VectoIQ Founders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		6,640,000
M&M Residual, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(7,000,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(2,850,930)	(2,850,930)
VectoIQ
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		22,986,574	22,986,574
Stock repurchased during the period (in shares)		(2,702)	(2,702)